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                                EXPLANATORY NOTE


The following annual reports, dated December 31, 2003 are incorporated by reference herein:

o    AXA Premier VIP Trust, as filed on Form N-CSRS on March 10, 2004, CIK
     No. 0001160168, Accession No. 0001193125-04-038236 (Registration File Nos.
     333-70754 and 811-10508)

o Laudus Rosenberg VIT Value Long/Short Equity Fund of the Barr Rosenberg Variable Insurance Trust, as filed on Form N-CSRS on March 8, 2004, CIK No. 0001058265, Accession No. 0000950152-04-001711 (Registration File Nos.
     333-50529 and 811-08759)

o Davis Value Portfolio of the Davis Variable Account Fund, Inc., as filed on Form N-CSRS on February 26, 2004, CIK No. 0001084060, Accession No. 0001084060-04-000005 (Registration File Nos. 333-76407 and 811-09293)

o EQ Advisors Trust, as filed on Form N-CSRS on March 10, 2004, CIK No. 0001027263, Accession No. 0001193125-04-038167 (Registration File Nos.
     333-17217 and 811-07953)

o Fidelity VIP Equity Income Fund and Fidelity VIP Value of the Variable Insurance Products Fund I, as filed on Form N-CSRS on March 1, 2004, CIK No. 0000356494, Accession No. 0000356494-04-000004 (Registration
     File Nos. 002-75010 and 811-03329)

o Fidelity VIP Asset Manager Growth Fund, Fidelity VIP Contra Fund and Fidelity VIP Investment Grade Bond Fund of the Variable Insurance Products Fund II, as filed on Form N-CSRS on March 1, 2004, CIK No. 0000831016, Accession No. 0000356494-04-000003 (Registration File No. 811-07205)

o Fidelity VIP High Income of the Variable Insurance Products Fund II, as filed on Form N-CSRS on March 1, 2004, CIK No. 0000831016, Accession No. 0000356494-04-000004 (Registration File Nos. 033-20773 and 811-05511)

o Fidelity VIP Growth & Income Fund and Fidelity VIP Mid Cap Fund of the Variable Insurance Products Fund III, as filed on Form N-CSRS on March 1, 2004, CIK No. 0000927384, Accession No. 0000356494-04-000005
     (Registration File No. 811-07205)

o MFS Mid Cap Growth Portfolio of the MFS Variable Insurance Trust, as filed on Form N-CSRS on March 5, 2004, CIK No. 0000918571, Accession No. 0000950156-04-000087 (Registration File Nos. 33-74668 and 811-08326)

o PIMCO Renaissance Portfolio of the PIMCO Advisors VIT, as filed on Form N-CSRS on March 10, 2004, CIK No. 0000923185, Accession No.
     0001047469-04-007328 (Registration File Nos. 33-78944 and 811-08512)

o PIMCO Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust, as filed on Form N-CSRS on March 9, 2004, CIK No. 0001047304, Accession No. 0001193125-04-037585 (Registration File Nos.
     33-37115 and 811-08399)

o U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc., as filed on Form N-CSRS on March 8, 2004, CIK No. 0001011378, Accession No. 0001047469-04-006884 (Registration File Nos. 333-03013 and 811-07607)

o Vanguard VIF Equity Index Portfolio of the Vanguard Variable Insurance Fund, as filed on Form N-CSRS on February 27, 2004, CIK No. 0000857490, Accession No. 0000932471-04-000405 (Registration File Nos. 33-32216 and 811-05962)